Organization and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization and Summary of Significant Accounting Policies
Software	$ 39,000	$ 49,000	$ 148,000	$ 156,000	$ 200,000	$ 764,000
Service	1,000	2,000	5,000	6,000	7,000	4,000
Total revenue	$ 40,000	$ 51,000	$ 153,000	$ 162,000	$ 207,000	$ 768,000